UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                    DATE OF REPORTING PERIOD: JULY 31, 2016

ITEM 1.   SCHEDULE OF INVESTMENTS

                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS

Below is a list of open equity swap contracts held by the Fund at July 31,
2016. All equity swap contracts are held with one counterparty, Morgan Stanley.
------------------------------------------------------------------------------------------------------------------------------------

REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Acciona SA                                 EONIA-1D            10/04/17           75            5,541                -
adidas AG                                  EONIA-1D            10/03/17          287           47,098                -
Ageas                                      EONIA-1D            10/03/17          707           23,793                -
Allianz SE                                 EONIA-1D            10/03/17          377           54,089                -
Amadeus IT Holding SA                      EONIA-1D            10/04/17          314           14,746                -
Anheuser-Busch InBev SA                    EONIA-1D            10/03/17           45            5,802                -
ASML Holding NV                            EONIA-1D            10/03/17           83            9,183                -
Assicurazioni Generali SpA                 EONIA-1D            10/03/17        2,125           27,993                -
Associated British Foods PLC               EONIA-1D            10/03/17          171            6,110                -
Atlantia SpA                               EONIA-1D            10/03/17          486           12,147                -
AXA SA                                     EONIA-1D            10/03/17        1,960           39,956                -
Banco de Sabadell SA                       EONIA-1D            10/04/17          929            1,271                -
Banco Santander SA                         EONIA-1D            10/04/17          785            3,330                -
Beiersdorf AG                              EONIA-1D            10/03/17          104            9,768                -
BNP Paribas SA                             EONIA-1D            10/03/17          390           19,344                -
Bouygues SA                                EONIA-1D            10/03/17          540           15,978                -
Cap Gemini SA                              EONIA-1D            10/03/17          164           15,763                -
Casino Guichard Perrachon SA               EONIA-1D            10/03/17          167            9,048                -
Christian Dior SE                          EONIA-1D            10/03/17           42            7,597                -
Cie Generale des Etablissements Michelin   EONIA-1D            10/03/17           10            1,023                -
Colruyt SA                                 EONIA-1D            10/03/17          121            6,751                -
Continental AG                             EONIA-1D            10/03/17          123           25,790                -
Credit Agricole SA                         EONIA-1D            10/03/17          843            7,466                -
Danone SA                                  EONIA-1D            10/03/17           11              847                -
Dassault Systemes                          EONIA-1D            10/03/17          167           13,795                -
Deutsche Lufthansa AG                      EONIA-1D            10/03/17        1,640           19,495                -
Deutsche Telekom AG                        EONIA-1D            10/03/17          579            9,858                -
Eni SpA                                    EONIA-1D            10/03/17        1,261           19,290                -
Erste Group Bank AG                        EONIA-1D            10/03/17          353            9,357                -
Essilor International SA                   EONIA-1D            10/03/17           22            2,818                -
Ferrovial SA                               EONIA-1D            10/04/17          617           12,775                -
Fresenius Medical Care AG & Co KGaA        EONIA-1D            10/03/17           13            1,189                -
Fresenius SE & Co KGaA                     EONIA-1D            10/03/17           58            4,332                -
Galp Energia SGPS SA                       EONIA-1D            10/03/17          204            2,785                -
Groupe Bruxelles Lambert SA                EONIA-1D            10/03/17           31            2,616                -
Heineken NV                                EONIA-1D            10/03/17          156           14,730                -
Hermes International                       EONIA-1D            10/03/17            9            3,873                -
HOCHTIEF AG                                EONIA-1D            10/03/17          105           13,767                -
Iberdrola SA                               EONIA-1D            10/04/17          914            6,281                -
Industria de Diseno Textil SA              EONIA-1D            10/04/17          855           29,582                -
Infineon Technologies AG                   EONIA-1D            10/03/17        1,144           18,933                -
ING Groep NV                               EONIA-1D            10/03/17          861            9,628                -
KBC Groep NV                               EONIA-1D            10/03/17          254           13,203                -


                                                                 1


                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                    FUND           TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Kering                                     EONIA-1D            10/03/17           73           13,869                -
Kerry Group PLC                            EONIA-1D            10/03/17           12            1,030                -
Kone OYJ                                   EONIA-1D            10/03/17          219           11,091                -
Koninkijike Ahold NV                       EONIA-1D            10/03/17          731           17,468                -
Koninklijke KPN NV                         EONIA-1D            10/03/17        2,556            8,412                -
Lagardere SCA                              EONIA-1D            10/03/17           14              358                -
LANXESS AG                                 EONIA-1D            10/03/17           33            1,559                -
Legrand SA                                 EONIA-1D            10/03/17          158            8,719                -
Luxottica Group SpA                        EONIA-1D            10/03/17          171            8,301                -
LVMH Moet Hennessy Louis Vuitton SE        EONIA-1D            10/03/17           70           12,008                -
Mediaset SpA                               EONIA-1D            10/03/17        3,788           11,471                -
Metso OYJ                                  EONIA-1D            10/03/17          523           14,510                -
Muenchener Rueckversicherungs-
 Gesellschaft AG                           EONIA-1D            10/03/17          292           48,718                -
Nokian Renkaat OYJ                         EONIA-1D            10/03/17          487           18,097                -
Orange SA                                  EONIA-1D            10/03/17        1,301           19,917                -
Pernod Ricard SA                           EONIA-1D            10/03/17           46            5,257                -
Peugeot SA                                 EONIA-1D            10/03/17        2,201           33,252                -
Porsche Automobil Holding SE               EONIA-1D            10/03/17          171            8,963                -
PostNL NV                                  EONIA-1D            10/03/17        2,616           10,052                -
QIAGEN NV                                  EONIA-1D            10/03/17           79            2,074                -
Randstad Holding NV                        EONIA-1D            10/03/17          304           13,081                -
RELX NV                                    EONIA-1D            10/03/17        1,061           19,191                -
Renault SA                                 EONIA-1D            10/03/17          529           46,289                -
RWE AG                                     EONIA-1D            10/03/17           60            1,067                -
Ryanair Holdings PLC                       EONIA-1D            10/03/17          717            9,573                -
Salzgitter AG                              EONIA-1D            10/03/17           67            2,090                -
Sampo Oyj                                  EONIA-1D            10/03/17          636           26,365                -
SAP SE                                     EONIA-1D            10/03/17          373           32,706                -
SES SA                                     EONIA-1D            10/03/17          293            6,420                -
Societe Generale SA                        EONIA-1D            10/03/17          577           19,715                -
Sodexo SA                                  EONIA-1D            10/03/17           33            3,866                -
STMicroelectronics NV                      EONIA-1D            10/03/17        2,515           18,337                -
Stora Enso OYJ                             EONIA-1D            10/03/17        1,963           17,825                -
Technip SA                                 EONIA-1D            10/03/17           65            3,629                -
Tenaris SA                                 EONIA-1D            10/03/17        2,078           27,792                -
Thales SA                                  EONIA-1D            10/03/17          201           18,316                -
Umicore SA                                 EONIA-1D            10/03/17          151            8,737                -
Unibail-Rodamco SE                         EONIA-1D            10/03/17           58           15,965                -
Unilever NV                                EONIA-1D            10/03/17          110            5,097                -
UPM-Kymmene OYJ                            EONIA-1D            10/03/17        1,545           31,842                -
Valeo SA                                   EONIA-1D            10/03/17          757           38,855                -
Veolia Environnement SA                    EONIA-1D            10/03/17          265            5,885                -
Vinci SA                                   EONIA-1D            10/03/17          243           18,448                -
voestalpine AG                             EONIA-1D            10/03/17           65            2,291                -
Wartsila OYJ Abp                           EONIA-1D            10/03/17          136            5,904                -


                                                                 2



                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Wolters Kluwer NV                          EONIA-1D            10/03/17          160            6,732               -
Abbott Laboratories                        FEDEF-1D            10/04/17          494           22,107               -
AbbVie Inc                                 FEDEF-1D            10/04/17          179           11,855               -
Accenture PLC                              FEDEF-1D            10/04/17          205           23,126               -
ACS Actividades de Construccion y
 Servicios SA                              FEDEF-1D            10/04/17          787           22,574               -
Adobe Systems Inc                          FEDEF-1D            10/04/17           68            6,654               -
Advance Auto Parts Inc                     FEDEF-1D            10/04/17          104           17,665               -
Aetna Inc                                  FEDEF-1D            10/04/17          147           16,936               -
Aflac Inc                                  FEDEF-1D            10/04/17          231           16,697               -
Alaska Air Group Inc                       FEDEF-1D            10/04/17          484           32,534               -
Albemarle Corp                             FEDEF-1D            10/04/17          135           11,363               -
Alliance Data Systems Corp                 FEDEF-1D            10/04/17           42            9,728               -
Allstate Corp                              FEDEF-1D            10/04/17           41            2,802               -
Altria Group Inc                           FEDEF-1D            10/04/17          248           16,790               -
Amazon. com Inc                            FEDEF-1D            10/04/17           35           26,558               -
AMC Networks Inc                           FEDEF-1D            10/04/17          251           13,895               -
American Express Co                        FEDEF-1D            10/04/17          362           23,335               -
American International Group Inc           FEDEF-1D            10/04/17          391           21,286               -
Ameriprise Financial Inc                   FEDEF-1D            10/04/17          316           30,285               -
AmerisourceBergen Corp                     FEDEF-1D            10/04/17          816           69,515               -
AMETEK Inc                                 FEDEF-1D            10/04/17          483           22,715               -
Amgen Inc                                  FEDEF-1D            10/04/17          291           50,061               -
Analog Devices Inc                         FEDEF-1D            10/04/17           64            4,085               -
Anthem Inc                                 FEDEF-1D            10/04/17          234           30,734               -
Apartment Investment & Management Co       FEDEF-1D            10/04/17          209            9,608               -
Apple Inc                                  FEDEF-1D            10/04/17          519           54,085               -
Applied Materials Inc                      FEDEF-1D            10/04/17          787           20,690               -
Archer-Daniels-Midland Co                  FEDEF-1D            10/04/17          373           16,815               -
Assurant Inc                               FEDEF-1D            10/04/17          379           31,461               -
Automatic Data Processing Inc              FEDEF-1D            10/04/17          224           19,925               -
AutoNation Inc                             FEDEF-1D            10/04/17          334           17,819               -
AutoZone Inc                               FEDEF-1D            10/04/17           54           43,954               -
AvalonBay Communities Inc                  FEDEF-1D            10/04/17           72           13,367               -
Bank of America Corp                       FEDEF-1D            10/04/17        1,058           15,330               -
Bank of New York Mellon Corp               FEDEF-1D            10/04/17          528           20,803               -
Baxter International Inc                   FEDEF-1D            10/04/17          381           18,296               -
BB&T Corp                                  FEDEF-1D            10/04/17          514           18,951               -
Becton Dickinson and Co                    FEDEF-1D            10/04/17           11            1,936               -
Bed Bath & Beyond Inc                      FEDEF-1D            10/04/17          908           40,815               -
Best Buy Co Inc                            FEDEF-1D            10/04/17        1,302           43,747               -
BlackRock Inc                              FEDEF-1D            10/04/17            6            2,198               -
Boeing Co                                  FEDEF-1D            10/04/17          219           29,272               -
Boston Properties Inc                      FEDEF-1D            10/04/17           16            2,274               -
Brown-Forman Corp                          FEDEF-1D            10/04/17          188           18,460               -
CA Inc                                     FEDEF-1D            10/04/17           66            2,287               -


                                                                 3


                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems Inc                 FEDEF-1D            10/04/17            450         10,823                -
Campbell Soup Co                           FEDEF-1D            10/04/17            238         14,820                -
Capital One Financial Corp                 FEDEF-1D            10/04/17            548         36,760                -
Cardinal Health Inc                        FEDEF-1D            10/04/17            873         72,983                -
Carnival Corp                              FEDEF-1D            10/04/17            367         17,146                -
CBS Corp                                   FEDEF-1D            10/04/17            205         10,705                -
CenturyLink Inc                            FEDEF-1D            10/04/17            422         13,268                -
CH Robinson Worldwide Inc                  FEDEF-1D            10/04/17            340         23,671                -
Chubb Ltd                                  FEDEF-1D            10/04/17             96         12,025                -
Church & Dwight Co Inc                     FEDEF-1D            10/04/17             10            982                -
Cigna Corp                                 FEDEF-1D            10/04/17             73          9,414                -
Cincinnati Financial Corp                  FEDEF-1D            10/04/17            118          8,815                -
Cintas Corp                                FEDEF-1D            10/04/17            222         23,814                -
Cisco Systems Inc                          FEDEF-1D            10/04/17          1,494         45,612                -
Citigroup Inc                              FEDEF-1D            10/04/17            340         14,895                -
Citrix Systems Inc                         FEDEF-1D            10/04/17            300         26,739                -
Clorox Co                                  FEDEF-1D            10/04/17            268         35,127                -
CME Group Inc                              FEDEF-1D            10/04/17             15          1,534                -
Coach Inc                                  FEDEF-1D            10/04/17            552         23,797                -
Coca-Cola Co                               FEDEF-1D            10/04/17            325         14,180                -
Cognizant Technology Solutions Corp        FEDEF-1D            10/04/17            234         13,453                -
Comcast Corp                               FEDEF-1D            10/04/17            222         14,930                -
Comerica Inc                               FEDEF-1D            10/04/17              7            317                -
Computer Sciences Corp                     FEDEF-1D            10/04/17          1,315         62,896                -
Constellation Brands Inc                   FEDEF-1D            10/04/17            127         20,908                -
Corning Inc                                FEDEF-1D            10/04/17            487         10,821                -
Costco Wholesale Corp                      FEDEF-1D            10/04/17            100         16,722                -
Cummins Inc                                FEDEF-1D            10/04/17            177         21,730                -
CVS Health Corp                            FEDEF-1D            10/04/17             57          5,285                -
Danaher Corp                               FEDEF-1D            10/04/17            128         10,424                -
Darden Restaurants Inc                     FEDEF-1D            10/04/17            372         22,900                -
Deere & Co                                 FEDEF-1D            10/04/17             15          1,166                -
Delphi Automotive PLC                      FEDEF-1D            10/04/17             49          3,323                -
DENTSPLY SIRONA Inc                        FEDEF-1D            10/04/17            369         23,631                -
Discover Financial Services                FEDEF-1D            10/04/17            606         34,445                -
Dollar General Corp                        FEDEF-1D            10/04/17            311         29,464                -
Dover Corp                                 FEDEF-1D            10/04/17             25          1,786                -
Dow Chemical Co                            FEDEF-1D            10/04/17            731         39,233                -
DR Horton Inc                              FEDEF-1D            10/04/17          1,836         60,368                -
Dr Pepper Snapple Group Inc                FEDEF-1D            10/04/17            372         36,646                -
Dun & Bradstreet Corp                      FEDEF-1D            10/04/17             22          2,844                -
Eastman Chemical Co                        FEDEF-1D            10/04/17            112          7,306                -
eBay Inc                                   FEDEF-1D            10/04/17          2,233         69,580                -
Ecolab Inc                                 FEDEF-1D            10/04/17             45          5,327                -
Edwards Lifesciences Corp                  FEDEF-1D            10/04/17            289         33,096                -


                                                                      4


                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Electronic Arts Inc                          FEDEF-1D          10/04/17             171         13,051               -
Eli Lilly & Co                               FEDEF-1D          10/04/17              87          7,211               -
EMC Corp                                     FEDEF-1D          10/04/17             951         26,894               -
Equifax Inc                                  FEDEF-1D          10/04/17              68          9,007               -
Equinix Inc                                  FEDEF-1D          10/04/17              29         10,813               -
Equity Residential                           FEDEF-1D          10/04/17             350         23,797               -
Estee Lauder Cos Inc                         FEDEF-1D          10/04/17              63          5,853               -
Everest Re Group Ltd                         FEDEF-1D          10/04/17             306         57,837               -
Expedia Inc                                  FEDEF-1D          10/04/17             152         17,731               -
Expeditors International of Washington Inc   FEDEF-1D          10/04/17             473         23,380               -
Express Scripts Holding Co                   FEDEF-1D          10/04/17             278         21,147               -
F5 Networks Inc                              FEDEF-1D          10/04/17             245         30,238               -
Fastenal Co                                  FEDEF-1D          10/04/17              69          2,950               -
Federal Realty Investment Trust              FEDEF-1D          10/04/17               1            170               -
Fifth Third Bancorp                          FEDEF-1D          10/04/17           1,596         30,292               -
FirstEnergy Corp                             FEDEF-1D          10/04/17              26            908               -
Fiserv Inc                                   FEDEF-1D          10/04/17             315         34,763               -
Fluor Corp                                   FEDEF-1D          10/04/17             512         27,402               -
FMC Technologies Inc                         FEDEF-1D          10/04/17             325          8,249               -
Foot Locker Inc                              FEDEF-1D          10/04/17             374         22,298               -
Ford Motor Co                                FEDEF-1D          10/04/17           5,905         74,757               -
Franklin Resources Inc                       FEDEF-1D          10/04/17              64          2,316               -
Gap Inc                                      FEDEF-1D          10/04/17           1,126         29,040               -
Garmin Ltd                                   FEDEF-1D          10/04/17             368         19,993               -
General Dynamics Corp                        FEDEF-1D          10/04/17             127         18,655               -
General Electric Co                          FEDEF-1D          10/04/17             113          3,519               -
General Growth Properties                    FEDEF-1D          10/04/17              37          1,182               -
Genuine Parts Co                             FEDEF-1D          10/04/17             319         32,615               -
Gilead Sciences Inc                          FEDEF-1D          10/04/17             732         58,172               -
Goldman Sachs Group Inc                      FEDEF-1D          10/04/17             205         32,556               -
Goodyear Tire & Rubber Co                    FEDEF-1D          10/04/17             503         14,421               -
H&R Block Inc                                FEDEF-1D          10/04/17           1,029         24,480               -
Harley-Davidson Inc                          FEDEF-1D          10/04/17             423         22,385               -
Harris Corp                                  FEDEF-1D          10/04/17             131         11,347               -
Hartford Financial Services Group Inc        FEDEF-1D          10/04/17           1,154         45,987               -
Hasbro Inc                                   FEDEF-1D          10/04/17             315         25,587               -
HCA Holdings Inc                             FEDEF-1D          10/04/17              15          1,157               -
Helmerich & Payne Inc                        FEDEF-1D          10/04/17             156          9,667               -
Henry Schein Inc                             FEDEF-1D          10/04/17               7          1,267               -
HollyFrontier Corp                           FEDEF-1D          10/04/17              96          2,440               -
Hologic Inc                                  FEDEF-1D          10/04/17              70          2,694               -
Home Depot Inc                               FEDEF-1D          10/04/17             472         65,249               -
Hormel Foods Corp                            FEDEF-1D          10/04/17             708         26,444               -
HP Inc                                       FEDEF-1D          10/04/17           2,877         40,307               -
Humana Inc                                   FEDEF-1D          10/04/17               5            863               -


                                                                 5



                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares Inc                FEDEF-1D            10/04/17           2,358         22,401                -
Huntington Bancshares SW                 FEDEF-1D            10/04/17               7          1,124                -
IDEXX Laboratories Inc                   FEDEF-1D            10/04/17             262         24,573                -
Ingredion Inc                            FEDEF-1D            10/04/17              66          8,794                -
Intel Corp                               FEDEF-1D            10/04/17           2,222         77,459                -
Intercontinental Exchange Inc            FEDEF-1D            10/04/17              75         19,815                -
International Business Machines Corp     FEDEF-1D            10/04/17             164         26,342                -
International Flavors & Fragrances Inc   FEDEF-1D            10/04/17              85         11,326                -
Interpublic Group of Cos Inc             FEDEF-1D            10/04/17           1,901         43,837                -
Intuitive Surgical Inc                   FEDEF-1D            10/04/17              32         22,264                -
Invesco Ltd                              FEDEF-1D            10/04/17              22            642                -
Iron Mountain Inc                        FEDEF-1D            10/04/17              14            577                -
JM Smucker Co                            FEDEF-1D            10/04/17              14          2,158                -
Johnson & Johnson                        FEDEF-1D            10/04/17              45          5,635                -
JPMorgan Chase & Co                      FEDEF-1D            10/04/17             803         51,368                -
Juniper Networks Inc                     FEDEF-1D            10/04/17             637         14,454                -
KeyCorp                                  FEDEF-1D            10/04/17             973         11,384                -
Kimberly-Clark Corp                      FEDEF-1D            10/04/17             137         17,748                -
Kimco Realty Corp                        FEDEF-1D            10/04/17             670         21,507                -
Kohl's Corp                              FEDEF-1D            10/04/17             597         24,829                -
Kraft Heinz Co                           FEDEF-1D            10/04/17              13          1,123                -
Kroger Co                                FEDEF-1D            10/04/17             148          5,060                -
L Brands Inc                             FEDEF-1D            10/04/17              84          6,208                -
Laboratory Corp of America Holdings      FEDEF-1D            10/04/17             113         15,770                -
Lam Research Corp                        FEDEF-1D            10/04/17             538         48,296                -
Level 3 Comm Inc                         FEDEF-1D            10/04/17              46          2,328                -
Lincoln National Corp                    FEDEF-1D            10/04/17             183          7,992                -
Linear Technology Corp                   FEDEF-1D            10/04/17             473         28,375                -
LKQ Corp                                 FEDEF-1D            10/04/17             634         21,803                -
Lockheed Martin Corp                     FEDEF-1D            10/04/17              44         11,120                 -
Lowe's Cos Inc                           FEDEF-1D            10/04/17             454         37,355                -
LyondellBasell Industries NV             FEDEF-1D            10/04/17             553         41,619                -
M&T Bank Corp                            FEDEF-1D            10/04/17              61          6,988                -
Macerich Co                              FEDEF-1D            10/04/17              13          1,160                -
Macy's Inc                               FEDEF-1D            10/04/17             360         12,899                -
Marathon Petroleum Corp                  FEDEF-1D            10/04/17             394         15,520                -
Marriott International Inc               FEDEF-1D            10/04/17              63          4,517                -
Masco Corp                               FEDEF-1D            10/04/17             877         31,993                -
MasterCard Inc                           FEDEF-1D            10/04/17             413         39,334                -
Mattel Inc                               FEDEF-1D            10/04/17             853         28,473                -
McCormick & Co Inc                       FEDEF-1D            10/04/17              11          1,125                -
McDonald's Corp                          FEDEF-1D            10/04/17             478         56,237                -
McKesson Corp                            FEDEF-1D            10/04/17              13          2,529                -
Medtronic PLC                            FEDEF-1D            10/04/17              49          4,294                -
Merck & Co Inc                           FEDEF-1D            10/04/17             196         11,497                -


                                                                 6



                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND              TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)          DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
MetLife Inc                                  FEDEF-1D            10/04/17            538       22,994                -
Microchip Technology Inc                     FEDEF-1D            10/04/17            366       20,364                -
Micron Technology Inc                        FEDEF-1D            10/04/17            204        2,803                -
Microsoft Corp                               FEDEF-1D            10/04/17          1,013       57,417                -
Mohawk Industries Inc                        FEDEF-1D            10/04/17             98       20,476                -
Molson Coors Brewing Co                      FEDEF-1D            10/04/17            129       13,179                -
Mondelez International Inc                   FEDEF-1D            10/04/17          1,299       57,130                -
Moody's Corp                                 FEDEF-1D            10/04/17             34        3,604                -
Mosaic Co                                    FEDEF-1D            10/04/17            311        8,397                -
Motorola Solutions Inc                       FEDEF-1D            10/04/17            431       29,903                -
Nasdaq Inc                                   FEDEF-1D            10/04/17            393       27,809                -
NetApp Inc                                   FEDEF-1D            10/04/17            716       18,867                -
Newell Rubbermaid Inc                        FEDEF-1D            10/04/17            217       11,384                -
Newmont Mining Corp                          FEDEF-1D            10/04/17             26        1,144                -
News Corp, Class A                           FEDEF-1D            10/04/17             81        1,051                -
Nielsen Holdings PLC                         FEDEF-1D            10/04/17             50        2,693                -
NIKE Inc                                     FEDEF-1D            10/04/17            635       35,243                -
Nordstrom Inc                                FEDEF-1D            10/04/17            534       23,619                -
Northern Trust Corp                          FEDEF-1D            10/04/17            101        6,827                -
Northrop Grumman Corp                        FEDEF-1D            10/04/17             67       14,514                -
NRG Energy Inc                               FEDEF-1D            10/04/17             71          983                -
Nucor Corp                                   FEDEF-1D            10/04/17            643       34,491                -
NVIDIA Corp                                  FEDEF-1D            10/04/17          1,188       67,835                -
NVR Inc                                      FEDEF-1D            10/04/17             21       35,805                -
Omnicom Group Inc                            FEDEF-1D            10/04/17            586       48,222                -
Oracle Corp                                  FEDEF-1D            10/04/17            314       12,887                -
O'Reilly Automotive Inc                      FEDEF-1D            10/04/17            144       41,851                -
PACCAR Inc                                   FEDEF-1D            10/04/17             16          944                -
Patterson Cos Inc                            FEDEF-1D            10/04/17             24        1,185                -
Paychex Inc                                  FEDEF-1D            10/04/17            286       16,954                -
PepsiCo Inc                                  FEDEF-1D            10/04/17            123       13,397                -
PerkinElmer Inc                              FEDEF-1D            10/04/17            315       17,930                -
Pfizer Inc                                   FEDEF-1D            10/04/17            399       14,719                -
Philip Morris International Inc              FEDEF-1D            10/04/17             22        2,206                -
Phillips 66                                  FEDEF-1D            10/04/17             30        2,282                -
Pitney Bowes Inc                             FEDEF-1D            10/04/17            145        2,800                -
PNC Financial Services Group Inc             FEDEF-1D            10/04/17            711       58,764                -
Priceline Group Inc                          FEDEF-1D            10/04/17             17       22,964                -
Principal Financial Group Inc                FEDEF-1D            10/04/17            722       33,667                -
Procter & Gamble Co                          FEDEF-1D            10/04/17             48        4,108                -
Progressive Corp                             FEDEF-1D            10/04/17            732       23,797                -
Prologis Inc                                 FEDEF-1D            10/04/17             39        2,125                -
Prudential Financial Inc                     FEDEF-1D            10/04/17            697       52,477                -
Public Storage                               FEDEF-1D            10/04/17            100       23,892                -
PVH Corp                                     FEDEF-1D            10/04/17            127       12,835                -


                                                                      7



                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                          PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc                                 FEDEF-1D            10/04/17            125          7,823               -
Quest Diagnostics Inc                        FEDEF-1D            10/04/17             74          6,391               -
Ralph Lauren Corp                            FEDEF-1D            10/04/17             87          8,534               -
Raytheon Co                                  FEDEF-1D            10/04/17            173         24,139               -
Realty Income Corp                           FEDEF-1D            10/04/17            297         21,227               -
Regions Financial Corp                       FEDEF-1D            10/04/17          1,729         15,855               -
Republic Services Inc                        FEDEF-1D            10/04/17            144          7,381               -
ResMed Inc                                   FEDEF-1D            10/04/17            203         13,983               -
Reynolds American Inc                        FEDEF-1D            10/04/17            348         17,421               -
Robert Half International Inc                FEDEF-1D            10/04/17            521         19,037               -
Rockwell Collins Inc                         FEDEF-1D            10/04/17             13          1,100               -
Roper Technologies Inc                       FEDEF-1D            10/04/17            192         32,709               -
Ross Stores Inc                              FEDEF-1D            10/04/17            483         29,864               -
Scripps Networks Interactive Inc             FEDEF-1D            10/04/17            573         37,852               -
Seagate Technology PLC                       FEDEF-1D            10/04/17            206          6,598               -
Simon Property Group Inc                     FEDEF-1D            10/04/17              8          1,816               -
SL Green Realty Corp                         FEDEF-1D            10/04/17             10          1,178               -
Snap-on Inc                                  FEDEF-1D            10/04/17            199         31,277               -
Southwest Airlines Co                        FEDEF-1D            10/04/17            435         16,099               -
Staples Inc                                  FEDEF-1D            10/04/17            111          1,031               -
Starbucks Corp                               FEDEF-1D            10/04/17            907         52,651               -
State Street Corp                            FEDEF-1D            10/04/17             54          3,552               -
Stericycle Inc                               FEDEF-1D            10/04/17             71          6,409               -
SunTrust Banks Inc                           FEDEF-1D            10/04/17            687         29,053               -
Symantec Corp                                FEDEF-1D            10/04/17            454          9,275               -
T Rowe Price Group Inc                       FEDEF-1D            10/04/17            101          7,140               -
Target Corp                                  FEDEF-1D            10/04/17            567         42,712               -
TE Connectivity Ltd                          FEDEF-1D            10/04/17            240         14,467               -
TEGNA Inc                                    FEDEF-1D            10/04/17            934         20,455               -
Tesoro Corp                                  FEDEF-1D            10/04/17            446         33,963               -
Texas Instruments Inc                        FEDEF-1D            10/04/17            428         29,853               -
Textron Inc                                  FEDEF-1D            10/04/17             28          1,092               -
Thermo Fisher Scientific Inc                 FEDEF-1D            10/04/17            141         22,396               -
Tiffany & Co                                 FEDEF-1D            10/04/17            315         20,324               -
Time Warner Inc                              FEDEF-1D            10/04/17            155         11,881               -
TJX Cos Inc                                  FEDEF-1D            10/04/17            379         30,972               -
Toll Brothers Inc                            FEDEF-1D            10/04/17            127          3,557               -
Torchmark Corp                               FEDEF-1D            10/04/17            306         18,932               -
Total System Services Inc                    FEDEF-1D            10/04/17            568         28,923               -
Tractor Supply Co                            FEDEF-1D            10/04/17            176         16,130               -
Travelers Cos Inc                            FEDEF-1D            10/04/17            702         81,586               -
Twenty-First Century Fox Inc                 FEDEF-1D            10/04/17            327          8,711               -
Tyson Foods Inc                              FEDEF-1D            10/04/17            874         64,326               -
UDR Inc                                      FEDEF-1D            10/04/17            436         16,232               -
United Therapeutics Corp                     FEDEF-1D            10/04/17            267         32,310               -


                                                                      8


                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc                     FEDEF-1D            10/04/17             64          9,165                -
Universal Health Services Inc              FEDEF-1D            10/04/17            109         14,119                -
Unum Group                                 FEDEF-1D            10/04/17            930         31,071                -
US Bancorp                                 FEDEF-1D            10/04/17            954         40,230                -
Valero Energy Corp                         FEDEF-1D            10/04/17            891         46,581                -
Varian Medical Systems Inc                 FEDEF-1D            10/04/17             42          3,979                -
Ventas Inc                                 FEDEF-1D            10/04/17             97          7,388                -
VeriSign Inc                               FEDEF-1D            10/04/17            506         43,825                -
Verisk Analytics Inc                       FEDEF-1D            10/04/17             33          2,814                -
Verizon Communications Inc                 FEDEF-1D            10/04/17            363         20,114                -
VF Corp                                    FEDEF-1D            10/04/17            137          8,553                -
Viacom Inc                                 FEDEF-1D            10/04/17            608         27,646                -
Visa Inc                                   FEDEF-1D            10/04/17            600         46,830                -
Vornado Realty Trust                       FEDEF-1D            10/04/17             56          6,014                -
Walgreens Boots Alliance Inc               FEDEF-1D            10/04/17             35          2,774                -
Walt Disney Co                             FEDEF-1D            10/04/17            312         29,936                -
Waters Corp                                FEDEF-1D            10/04/17            111         17,641                -
Wells Fargo & Co                           FEDEF-1D            10/04/17          1,227         58,859                -
Welltower Inc                              FEDEF-1D            10/04/17            140         11,106                -
Western Digital Corp                       FEDEF-1D            10/04/17            370         17,579                -
Western Union Co                           FEDEF-1D            10/04/17          2,674         53,480                -
Whirlpool Corp                             FEDEF-1D            10/04/17             82         15,774                -
Williams-Sonoma Inc                        FEDEF-1D            10/04/17             25          1,352                -
Wyndham Worldwide Corp                     FEDEF-1D            10/04/17            182         12,926                -
Xerox Corp                                 FEDEF-1D            10/04/17          1,511         15,563                -
Xilinx Inc                                 FEDEF-1D            10/04/17          1,081         55,217                -
XL Group Ltd                               FEDEF-1D            10/04/17          1,265         43,782                -
Yum! Brands Inc                            FEDEF-1D            10/04/17             46          4,113                -
3i Group PLC                               SONIA-1D            10/03/17          2,019         16,540                -
Alfa Laval AB                              SONIA-1D            10/03/17          1,208         19,097                -
ARM Holdings PLC                           SONIA-1D            10/03/17            186          4,129                -
Aviva PLC                                  SONIA-1D            10/03/17            380          1,973                -
BHP Billiton PLC                           SONIA-1D            10/03/17            345          4,327                -
British Land Co PLC                        SONIA-1D            10/03/17          2,504         22,308                -
BT Group PLC                               SONIA-1D            10/03/17             63            346                -
Burberry Group PLC                         SONIA-1D            10/03/17            715         12,531                -
Cairn Energy PLC                           SONIA-1D            10/03/17            468          1,113                -
Capita PLC                                 SONIA-1D            10/03/17            387          4,933                -
Carnival PLC                               SONIA-1D            10/03/17            232         11,218                -
Compass Group PLC                          SONIA-1D            10/03/17            100          1,907                -
CRH PLC                                    SONIA-1D            10/03/17            439         13,417                -
Daily Mail & General Trust PLC             SONIA-1D            10/03/17            290          2,765                -
Diageo PLC                                 SONIA-1D            10/03/17            162          4,648                -
Experian PLC                               SONIA-1D            10/03/17            608         11,923                -
GKN PLC                                    SONIA-1D            10/03/17          2,728         10,482                -


                                                                      9



                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Glencore PLC                              SONIA-1D            10/03/17           1,887         4,679                -
Hammerson PLC                             SONIA-1D            10/03/17           2,624        19,423                -
HSBC Holdings PLC                         SONIA-1D            10/03/17           2,395        15,743                -
IMI PLC                                   SONIA-1D            10/03/17             577         8,212                -
Imperial Brands PLC                       SONIA-1D            10/03/17             170         8,991                -
Intercontinental Hotels Group             SONIA-1D            10/03/17             615        24,676                -
Intertek Group PLC                        SONIA-1D            10/03/17             391        18,819                -
ITV PLC                                   SONIA-1D            10/03/17           1,319         3,432                -
Johnson Matthey PLC                       SONIA-1D            10/03/17              17           739                -
Kingfisher PLC                            SONIA-1D            10/03/17           3,799        16,963                -
Ladbrokes PLC                             SONIA-1D            10/03/17           3,690         6,795                -
Land Securities Group PLC                 SONIA-1D            10/03/17           1,493        21,686                -
Legal & General Group PLC                 SONIA-1D            10/03/17           3,366         9,193                -
Marks & Spencer Group PLC                 SONIA-1D            10/03/17           5,028        21,315                -
Next PLC                                  SONIA-1D            10/03/17             364        24,285                -
Old Mutual PLC                            SONIA-1D            10/03/17             999         2,793                -
Persimmon PLC                             SONIA-1D            10/03/17           1,423        31,873                -
Petrofac Ltd                              SONIA-1D            10/03/17           1,034        10,235                -
Provident Financial PLC                   SONIA-1D            10/03/17              66         2,374                -
Prudential PLC                            SONIA-1D            10/03/17              57         1,010                -
Randgold Resources Ltd                    SONIA-1D            10/03/17              68         8,013                -
Reckitt Benckiser Group PLC               SONIA-1D            10/03/17              30         2,916                -
RELX PLC                                  SONIA-1D            10/03/17             838        15,966                -
Royal Dutch Shell PLC                     SONIA-1D            10/03/17              34           904                -
RSA Insurance Group PLC                   SONIA-1D            10/03/17             383         2,531                -
SABMiller PLC                             SONIA-1D            10/03/17             323        18,929                -
Sage Group PLC                            SONIA-1D            10/03/17           1,811        17,132                -
Segro PLC                                 SONIA-1D            10/03/17           1,602         9,423                -
Sky PLC                                   SONIA-1D            10/03/17           3,974        48,568                -
Smiths Group PLC                          SONIA-1D            10/03/17             232         3,890                -
UBM PLC                                   SONIA-1D            10/03/17             972         8,666                -
Weir Group PLC                            SONIA-1D            10/03/17             395         7,683                -
William Hill PLC                          SONIA-1D            10/03/17           3,436        14,594                -
Wm Morrison Supermarkets PLC              SONIA-1D            10/03/17           4,510        11,126                -
WPP PLC                                   SONIA-1D            10/03/17             418         9,424                -
Adecco SA                                 STIBO-1W            10/03/17              26         1,431                -
Assa Abloy AB                             STIBO-1W            10/03/17             462        10,168                -
Atlas Copco AB                            STIBO-1W            10/03/17             588        16,558                -
Boliden AB                                STIBO-1W            10/03/17           1,361        30,016                -
Electrolux AB                             STIBO-1W            10/03/17             442        12,006                -
Hennes & Mauritz AB                       STIBO-1W            10/03/17             349        10,572                -
Holmen AB                                 STIBO-1W            10/03/17              76         2,581                -
Investor AB                               STIBO-1W            10/03/17             714        24,666                -
Millicom International Cellular SA        STIBO-1W            10/03/17              82         4,391                -
Nordea Bank AB                            STIBO-1W            10/03/17           1,951        17,433                -


                                                                      10


                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                      FUND             TERMINATION        CONTRACTS       NOTIONAL         UNREALIZED
                                             PAYS/(RECEIVES)         DATE                            AMOUNT $        APPRECIATION/
                                                                                                                    (DEPRECIATION)
                                                                                                                         $
------------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                        STIBO-1W           10/03/17           1,785          19,182            -
Securitas AB                                      STIBO-1W           10/03/17             704          11,616            -
Skandinaviska Enskilda Banken AB                  STIBO-1W           10/03/17             537           4,723            -
Skanska AB                                        STIBO-1W           10/03/17             848          18,076            -
SKF AB                                            STIBO-1W           10/03/17             734          11,664            -
Svenska Cellulosa AB SCA                          STIBO-1W           10/03/17             466          13,898            -
Svenska Handelsbanken AB                          STIBO-1W           10/03/17              45             543            -
Swedish Match AB                                  STIBO-1W           10/03/17             388          14,191            -
Telefonaktiebolaget LM Ericsson                   STIBO-1W           10/03/17           1,163           8,695            -
Actelion Ltd                                      TOIS -1D           10/03/17               8           1,423            -
Agilent Technologies Inc                          TOIS -1D           10/04/17              22           1,058            -
Baloise Holding AG                                TOIS -1D           10/03/17             154          17,401            -
Cie Financiere Richemont SA                       TOIS -1D           10/03/17             125           7,625            -
Lonza Group AG                                    TOIS -1D           10/03/17              35           6,616            -
Swatch Group AG                                   TOIS -1D           10/03/17              84          22,085            -
Swiss Life Holding AG                             TOIS -1D           10/03/17             129          29,565            -
Swiss Re AG                                       TOIS -1D           10/03/17             635          53,451            -
Syngenta AG                                       TOIS -1D           10/03/17               7           2,760            -
Abertis Infraestructuras SA                      (EONIA-1D)          10/04/17          (1,245)        (19,589)           -
Accor SA                                         (EONIA-1D)          10/03/17             (84)         (3,515)           -
Acerinox SA                                      (EONIA-1D)          10/04/17            (225)         (3,008)           -
Aegon NV                                         (EONIA-1D)          10/03/17          (1,464)         (5,969)           -
Air Liquide SA                                   (EONIA-1D)          10/03/17             (55)         (5,867)           -
Airbus Group SE                                  (EONIA-1D)          10/03/17             (37)         (2,178)           -
Akzo Nobel NV                                    (EONIA-1D)          10/03/17             (51)         (3,306)           -
Alstom SA                                        (EONIA-1D)          10/03/17             (42)         (1,034)           -
Banco Bilbao Vizcaya Argentaria SA               (EONIA-1D)          10/04/17            (811)         (4,739)           -
Banco Popolare SC                                (EONIA-1D)          10/03/17             (46)           (130)           -
Banco Popular Espanol SA                         (EONIA-1D)          10/04/17          (1,435)         (2,009)           -
BASF SE                                          (EONIA-1D)          10/03/17            (223)        (17,521)           -
Bayer AG                                         (EONIA-1D)          10/03/17              (9)           (968)           -
Bayerische Motoren Werke AG                      (EONIA-1D)          10/03/17             (54)         (4,653)           -
Carrefour SA                                     (EONIA-1D)          10/03/17            (131)         (3,282)           -
Cie de Saint-Gobain                              (EONIA-1D)          10/03/17            (178)         (7,544)           -
Commerzbank AG                                   (EONIA-1D)          10/03/17          (1,416)         (9,336)           -
Daimler AG                                       (EONIA-1D)          10/03/17             (80)         (5,441)           -
Deutsche Bank AG                                 (EONIA-1D)          10/03/17             (47)           (632)           -
Deutsche Post AG                                 (EONIA-1D)          10/03/17            (479)        (14,296)           -
Distribuidora Internacional de Alimentacion SA   (EONIA-1D)          10/04/1           (1,929)        (12,039)           -
E.ON SE                                          (EONIA-1D)          10/03/17            (681)         (7,305)           -
Edenred                                          (EONIA-1D)          10/03/17            (357)         (8,098)           -
EDP - Energias de Portugal SA                    (EONIA-1D)          10/03/17            (354)         (1,215)           -
Electricite de France SA                         (EONIA-1D)          10/03/17             (12)           (157)           -
Enagas SA                                        (EONIA-1D)          10/04/17            (162)         (4,940)           -
Enel SpA                                         (EONIA-1D)          10/03/17          (6,142)        (28,284)           -


                                                                      11



                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND           TERMINATION      CONTRACTS     NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)       DATE                        AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Engie SA                                  (EONIA-1D)          10/03/17       (2,171)      (35,748)               -
Finmeccanica SpA                          (EONIA-1D)          10/03/17       (1,124)      (12,833)               -
Fortum OYJ                                (EONIA-1D)          10/03/17          (37)         (614)               -
Gas Natural SDG SA                        (EONIA-1D)          10/04/17         (440)       (9,105)               -
GEA Group AG                              (EONIA-1D)          10/03/17         (110)       (5,872)               -
HeidelbergCement AG                       (EONIA-1D)          10/03/17           (4)         (339)               -
Henkel AG & Co KGaA                       (EONIA-1D)          10/03/17          (43)       (5,357)               -
Intesa Sanpaolo SpA                       (EONIA-1D)          10/03/17       (1,044)       (2,300)               -
K+S AG                                    (EONIA-1D)          10/03/17         (293)       (6,122)               -
Koninklijke DSM NV                        (EONIA-1D)          10/03/17         (364)      (23,307)               -
Koninklijke Philips NV                    (EONIA-1D)          10/03/17         (277)       (7,394)               -
Linde AG                                  (EONIA-1D)          10/03/17         (111)      (15,975)               -
L'Oreal SA                                (EONIA-1D)          10/03/17          (44)       (8,377)               -
MAN SE                                    (EONIA-1D)          10/03/17          (33)       (3,461)               -
Mediobanca SpA                            (EONIA-1D)          10/03/17         (337)       (2,361)               -
Merck KGaA                                (EONIA-1D)          10/03/17          (93)      (10,271)               -
METRO AG                                  (EONIA-1D)          10/03/17          (17)         (547)               -
Nokia OYJ                                 (EONIA-1D)          10/03/17         (574)       (3,299)               -
OMV AG                                    (EONIA-1D)          10/03/17         (208)       (5,528)               -
Proximus SADP                             (EONIA-1D)          10/03/17          (44)       (1,374)               -
Red Electrica Corp                        (EONIA-1D)          10/04/17         (328)       (7,515)               -
Repsol SA                                 (EONIA-1D)          10/04/17         (406)       (5,119)               -
Safran SA                                 (EONIA-1D)          10/03/17          (86)       (5,847)               -
Saipem SpA                                (EONIA-1D)          10/03/17       (5,635)       (2,463)               -
Sanofi                                    (EONIA-1D)          10/03/17          (70)       (5,961)               -
Schneider Electric SE                     (EONIA-1D)          10/03/17         (309)      (20,221)               -
Siemens AG                                (EONIA-1D)          10/03/17         (182)      (19,766)               -
Snam SpA                                  (EONIA-1D)          10/03/17       (1,224)       (7,083)               -
Solvay SA                                 (EONIA-1D)          10/03/17         (128)      (13,285)               -
Suez Environnement Co                     (EONIA-1D)          10/03/17          (26)         (422)               -
Telecom Italia SpA                        (EONIA-1D)          10/03/17      (12,422)      (10,606)               -
Telefonica SA                             (EONIA-1D)          10/04/17       (2,264)      (22,198)               -
Terna Rete Elettrica Nazionale SpA        (EONIA-1D)          10/03/17       (1,277)       (6,954)               -
ThyssenKrupp AG                           (EONIA-1D)          10/03/17         (409)       (9,376)               -
TOTAL SA                                  (EONIA-1D)          10/03/17         (338)      (16,162)               -
UCB SA                                    (EONIA-1D)          10/03/17          (96)       (7,511)               -
Unicredit SPA                             (EONIA-1D)          10/03/17         (569)       (1,395)               -
Unione di Banche Italiane SpA             (EONIA-1D)          10/03/17       (1,305)       (4,004)               -
Vivendi SA                                (EONIA-1D)          10/03/17         (960)      (18,878)               -
Volkswagen AG                             (EONIA-1D)          10/03/17          (26)       (3,658)               -
3M Co                                     (FEDEF-1D)          10/04/17         (136)      (24,257)               -
AES Corp                                  (FEDEF-1D)          10/04/17       (1,725)      (21,304)               -
Affiliated Managers Group Inc             (FEDEF-1D)          10/04/17         (143)      (20,990)               -
Air Products & Chemicals Inc              (FEDEF-1D)          10/04/17          (72)      (10,758)               -
Akamai Technologies Inc                   (FEDEF-1D)          10/04/17         (192)       (9,702)               -


                                                                      12


                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                                  (FEDEF-1D)          10/04/17            (341)         (3,621)          -
Alexandria Real Estate Equities Inc        (FEDEF-1D)          10/04/17            (147)        (16,508)          -
Alexion Pharmaceuticals Inc                (FEDEF-1D)          10/04/17            (133)        (17,104)          -
Allergan plc                               (FEDEF-1D)          10/04/17             (79)        (19,983)          -
Ameren Corp                                (FEDEF-1D)          10/04/17            (241)        (12,638)          -
American Airlines Group                    (FEDEF-1D)          10/04/17             (37)         (1,314)          -
American Electric Power Co Inc             (FEDEF-1D)          10/04/17            (351)        (24,324)          -
American Tower Corp                        (FEDEF-1D)          10/04/17            (209)        (24,196)          -
Amphenol Corp                              (FEDEF-1D)          10/04/17            (262)        (15,594)          -
Aon PLC                                    (FEDEF-1D)          10/04/17            (282)        (30,194)          -
AT&T Inc                                   (FEDEF-1D)          10/04/17            (110)         (4,762)          -
Autodesk Inc                               (FEDEF-1D)          10/04/17            (226)        (13,436)          -
Avery Dennison Corp                        (FEDEF-1D)          10/04/17             (59)         (4,596)          -
Baker Hughes Inc                           (FEDEF-1D)          10/04/17            (129)         (6,170)          -
Ball Corp                                  (FEDEF-1D)          10/04/17            (152)        (10,742)          -
Berkshire Hathaway Inc                     (FEDEF-1D)          10/04/17             (72)        (10,387)          -
Biogen Inc                                 (FEDEF-1D)          10/04/17             (27)         (7,828)          -
BorgWarner Inc                             (FEDEF-1D)          10/04/17             (94)         (3,119)          -
Boston Scientific Corp                     (FEDEF-1D)          10/04/17            (304)         (7,381)          -
Bristol-Myers Squibb Co                    (FEDEF-1D)          10/04/17            (217)        (16,234)          -
Camden Property Trust                      (FEDEF-1D)          10/04/17             (14)         (1,254)          -
CarMax Inc                                 (FEDEF-1D)          10/04/17            (503)        (29,305)          -
Caterpillar Inc                            (FEDEF-1D)          10/04/17             (61)        (5,048)          -
CBRE Group Inc                             (FEDEF-1D)          10/04/17            (488)        (13,884)          -
Celgene Corp                               (FEDEF-1D)          10/04/17             (28)         (3,141)          -
CenterPoint Energy Inc                     (FEDEF-1D)          10/04/17          (1,809)        (43,271)          -
Cerner Corp                                (FEDEF-1D)          10/04/17             (24)         (1,497)          -
CF Industries Holdings Inc                 (FEDEF-1D)          10/04/17             (57)         (1,407)          -
Charles Schwab Corp                        (FEDEF-1D)          10/04/17            (221)         (6,281)          -
Chevron Corp                               (FEDEF-1D)          10/04/17            (336)        (34,433)          -
Chipotle Mexican Grill Inc                 (FEDEF-1D)          10/04/17             (12)         (5,088)          -
CMS Energy Corp                            (FEDEF-1D)          10/04/17            (325)        (14,684)          -
Colgate-Palmolive Co                       (FEDEF-1D)          10/04/17            (112)         (8,336)          -
ConAgra Foods Inc                          (FEDEF-1D)          10/04/17            (388)        (18,143)          -
Consolidated Edison Inc                    (FEDEF-1D)          10/04/17             (25)         (2,002)          -
Cooper Companies Inc                       (FEDEF-1D)          10/04/17             (28)         (5,109)          -
CR Bard Inc                                (FEDEF-1D)          10/04/17             (60)        (13,424)          -
Crown Castle International Corp            (FEDEF-1D)          10/04/17            (147)        (14,263)          -
CSX Corp                                   (FEDEF-1D)          10/04/17            (139)         (3,938)          -
DaVita HealthCare Partners Inc             (FEDEF-1D)          10/04/17            (236)        (18,299)          -
Delta Airlines Inc                         (FEDEF-1D)          10/04/17             (30)         (1,163)          -
Dollar Tree Inc                            (FEDEF-1D)          10/04/17             (70)         (6,740)          -
Dominion Resources Inc                     (FEDEF-1D)          10/04/17            (495)        (38,620)          -
DTE Energy Co                              (FEDEF-1D)          10/04/17            (297)        (28,963)          -
Duke Energy Corp                           (FEDEF-1D)          10/04/17            (494)        (42,281)          -


                                                                      13



                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND               TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)           DATE                         AMOUNT $        APPRECIATION/
                                                                                                               (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp                       (FEDEF-1D)          10/04/17            (133)         (3,336)          -
Eaton Corp PLC                               (FEDEF-1D)          10/04/17            (247)        (15,662)          -
Edison International                         (FEDEF-1D)          10/04/17             (14)         (1,083)          -
EI du Pont de Nemours & Co                   (FEDEF-1D)          10/04/17             (32)         (2,213)          -
Emerson Electric Co                          (FEDEF-1D)          10/04/17            (299)        (16,714)          -
Endo International PLC                       (FEDEF-1D)          10/04/17             (22)           (382)          -
Entergy Corp                                 (FEDEF-1D)          10/04/17            (536)        (43,625)          -
EOG Resources Inc                            (FEDEF-1D)          10/04/17              (2)           (163)          -
Essex Property Trust Inc                     (FEDEF-1D)          10/04/17             (26)         (6,081)          -
Eversource Energy                            (FEDEF-1D)          10/04/17            (286)        (16,728)          -
Exelon Corp                                  (FEDEF-1D)          10/04/17            (110)         (4,101)          -
Exxon Mobil Corp                             (FEDEF-1D)          10/04/17            (449)        (39,939)          -
FedEx Corp                                   (FEDEF-1D)          10/04/17            (287)        (46,465)          -
Fidelity National Information Services Inc   (FEDEF-1D)          10/04/17              (2)           (159)          -
Flir Systems Inc                             (FEDEF-1D)          10/04/17             (38)         (1,238)          -
Flowserve Corp                               (FEDEF-1D)          10/04/17             (85)         (4,067)          -
Fortive Corp                                 (FEDEF-1D)          10/04/17            (142)         (6,846)          -
Frontier Communications Corp                 (FEDEF-1D)          10/04/17          (1,531)         (7,961)          -
General Mills Inc                            (FEDEF-1D)          10/04/17             (61)         (4,385)          -
General Motors Co                            (FEDEF-1D)          10/04/17             (46)         (1,451)          -
Halliburton Co                               (FEDEF-1D)          10/04/17            (357)        (15,587)          -
Hanesbrands Inc                              (FEDEF-1D)          10/04/17            (237)         (6,318)          -
Harman International Industries Inc          (FEDEF-1D)          10/04/17             (78)         (6,446)          -
HCP Inc                                      (FEDEF-1D)          10/04/17            (560)        (21,969)          -
Hershey Co                                   (FEDEF-1D)          10/04/17            (131)        (14,510)          -
Hewlett-Packard Enterprise                   (FEDEF-1D)          10/04/17             (51)         (1,072)          -
Honeywell International Inc                  (FEDEF-1D)          10/04/17             (60)         (6,980)          -
Host Hotels & Resorts Inc                    (FEDEF-1D)          10/04/17            (360)         (6,386)          -
Illinois Tool Works Inc                      (FEDEF-1D)          10/04/17            (255)        (29,427)          -
Ingersoll-Rand PLC                           (FEDEF-1D)          10/04/17            (603)        (39,955)          -
International Paper Co                       (FEDEF-1D)          10/04/17            (550)        (25,196)          -
Intuit Inc                                   (FEDEF-1D)          10/04/17            (151)        (16,759)          -
JB Hunt Transport Services Inc               (FEDEF-1D)          10/04/17            (248)        (20,616)          -
Johnson Controls Inc                         (FEDEF-1D)          10/04/17            (303)        (13,914)          -
Kansas City Southern                         (FEDEF-1D)          10/04/17             (13)         (1,249)          -
Kellogg Co                                   (FEDEF-1D)          10/04/17              (9)           (744)          -
Kinder Morgan Inc                            (FEDEF-1D)          10/04/17             (16)           (325)          -
L-3 Communications Holdings Inc              (FEDEF-1D)          10/04/17            (122)        (18,499)          -
Legg Mason Inc                               (FEDEF-1D)          10/04/17             (36)         (1,229)          -
Leggett & Platt Inc                          (FEDEF-1D)          10/04/17             (47)         (2,471)          -
Lennar Corp                                  (FEDEF-1D)          10/04/17             (54)         (2,527)          -
Leucadia National Corp                       (FEDEF-1D)          10/04/17            (868)        (15,850)          -
Loews Corp                                   (FEDEF-1D)          10/04/17            (332)        (13,722)          -
Marsh & McLennan Cos Inc                     (FEDEF-1D)          10/04/17            (619)        (40,699)          -
Mead Johnson Nutrition Co                    (FEDEF-1D)          10/04/17              (9)           (803)          -


                                                                      14


                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                         PAYS/(RECEIVES)         DATE                         AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co                                (FEDEF-1D)          10/04/17            (50)          (5,339)          -
Mylan NV                                   (FEDEF-1D)          10/04/17            (52)          (2,433)          -
National Oilwell Varco Inc                 (FEDEF-1D)          10/04/17            (98)          (3,170)          -
Navient Corp                               (FEDEF-1D)          10/04/17            (88)          (1,250)          -
Netflix Inc                                (FEDEF-1D)          10/04/17            (98)          (8,943)          -
New York Community Bancorp Inc             (FEDEF-1D)          10/04/17           (937)         (13,540)          -
NextEra Energy Inc                         (FEDEF-1D)          10/04/17            (78)         (10,007)          -
NiSource Inc                               (FEDEF-1D)          10/04/17           (179)          (4,593)          -
Norfolk Southern Corp                      (FEDEF-1D)          10/04/17            (84)          (7,542)          -
Occidental Petroleum Corp                  (FEDEF-1D)          10/04/17           (478)         (35,721)          -
Oneok Inc                                  (FEDEF-1D)          10/04/17            (74)          (3,314)          -
Parker-Hannifin Corp                       (FEDEF-1D)          10/04/17           (134)         (15,301)          -
Pentair PLC                                (FEDEF-1D)          10/04/17           (462)         (29,485)          -
People's United Financial                  (FEDEF-1D)          10/04/17            (68)          (1,031)          -
Perrigo Co PLC                             (FEDEF-1D)          10/04/17           (104)          (9,505)          -
PG&E Corp                                  (FEDEF-1D)          10/04/17           (600)         (38,364)          -
Pinnacle West Capital Corp                 (FEDEF-1D)          10/04/17           (249)         (19,639)          -
PPG Industries Inc                         (FEDEF-1D)          10/04/17           (178)         (18,638)          -
PPL Corp                                   (FEDEF-1D)          10/04/17           (553)         (20,854)          -
Praxair Inc                                (FEDEF-1D)          10/04/17           (235)         (27,387)          -
Public Service Enterprise Group Inc        (FEDEF-1D)          10/04/17           (354)         (16,288)          -
PulteGroup Inc                             (FEDEF-1D)          10/04/17           (373)          (7,900)          -
Red Hat Inc                                (FEDEF-1D)          10/04/17           (107)          (8,056)          -
Regeneron Pharmaceuticals Inc              (FEDEF-1D)          10/04/17            (40)         (17,005)          -
Rockwell Automation Inc                    (FEDEF-1D)          10/04/17           (141)         (16,130)          -
Royal Caribbean Cruise                     (FEDEF-1D)          10/04/17            (33)          (2,391)          -
Ryder System Inc                           (FEDEF-1D)          10/04/17            (18)          (1,186)          -
S&P Global Inc                             (FEDEF-1D)          10/04/17           (159)         (19,430)          -
salesforce.com inc                         (FEDEF-1D)          10/04/17           (103)          (8,425)          -
SCANA Corp                                 (FEDEF-1D)          10/04/17           (158)         (11,841)          -
Schlumberger Ltd                           (FEDEF-1D)          10/04/17           (175)         (14,091)          -
Sealed Air Corp                            (FEDEF-1D)          10/04/17            (21)            (991)          -
Sempra Energy                              (FEDEF-1D)          10/04/17           (445)         (49,787)          -
Sherwin-Williams Co                        (FEDEF-1D)          10/04/17            (36)         (10,790)          -
Skyworks Solutions Inc                     (FEDEF-1D)          10/04/17            (50)          (3,301)          -
Southern Co                                (FEDEF-1D)          10/04/17           (408)         (21,828)          -
Spectra Energy Corp                        (FEDEF-1D)          10/04/17           (630)         (22,661)          -
St Jude Medical Inc                        (FEDEF-1D)          10/04/17           (260)         (21,590)          -
Stanley Black & Decker Inc                 (FEDEF-1D)          10/04/17            (38)          (4,625)          -
Stryker Corp                               (FEDEF-1D)          10/04/17           (111)         (12,907)          -
Synchrony Financial                        (FEDEF-1D)          10/04/17            (41)          (1,143)          -
Sysco Corp                                 (FEDEF-1D)          10/04/17             (1)             (52)          -
TripAdvisor Inc                            (FEDEF-1D)          10/04/17            (32)          (2,239)          -
Tyco International PLC                     (FEDEF-1D)          10/04/17           (846)         (38,552)          -
Under Armour Inc                           (FEDEF-1D)          10/04/17           (469)         (18,507)          -


                                                                      15



                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND             TERMINATION      CONTRACTS       NOTIONAL           UNREALIZED
                                         PAYS/(RECEIVES)         DATE                          AMOUNT $          APPRECIATION/
                                                                                                                (DEPRECIATION)
                                                                                                                      $
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp                        (FEDEF-1D)          10/04/17          (68)            (6,327)               -
United Continental Holdings               (FEDEF-1D)          10/04/17          (27)            (1,266)               -
United Parcel Service Inc                 (FEDEF-1D)          10/04/17          (11)            (1,189)               -
United Technologies Corp                  (FEDEF-1D)          10/04/17         (385)           (41,445)               -
Vertex Pharmaceuticals Inc                (FEDEF-1D)          10/04/17          (11)            (1,067)               -
Vulcan Materials Co                       (FEDEF-1D)          10/04/17          (32)            (3,967)               -
Wal-Mart Stores Inc                       (FEDEF-1D)          10/04/17          (90)            (6,567)               -
Waste Management Inc                      (FEDEF-1D)          10/04/17          (59)            (3,901)               -
WEC Energy Group Inc                      (FEDEF-1D)          10/04/17         (123)            (7,984)               -
Weyerhaeuser Co                           (FEDEF-1D)          10/04/17         (324)           (10,608)               -
Whole Foods Market Inc                    (FEDEF-1D)          10/04/17         (326)            (9,936)               -
WW Grainger Inc                           (FEDEF-1D)          10/04/17          (69)           (15,101)               -
Wynn Resorts Ltd                          (FEDEF-1D)          10/04/17          (99)            (9,697)               -
Xcel Energy Inc                           (FEDEF-1D)          10/04/17         (751)           (33,029)               -
Xylem Inc                                 (FEDEF-1D)          10/04/17         (497)           (23,762)               -
Yahoo! Inc                                (FEDEF-1D)          10/04/17         (362)           (13,825)               -
Zimmer Biomet Holdings Inc                (FEDEF-1D)          10/04/17         (437)           (57,308)               -
Zions Bancorporation                      (FEDEF-1D)          10/04/17         (188)            (5,241)               -
Aberdeen Asset Management PLC             (SONIA-1D)          10/03/17         (207)              (875)               -
Aggreko PLC                               (SONIA-1D)          10/03/17          (40)              (683)               -
Amec Foster Wheeler PLC                   (SONIA-1D)          10/03/17         (450)            (2,664)               -
Antofagasta PLC                           (SONIA-1D)          10/03/17         (171)            (1,136)               -
AstraZeneca PLC                           (SONIA-1D)          10/03/17          (16)            (1,072)               -
Babcock International Group PLC           (SONIA-1D)          10/03/17          (57)              (734)               -
BAE Systems PLC                           (SONIA-1D)          10/03/17         (672)            (4,764)               -
Barclays PLC                              (SONIA-1D)          10/03/17       (6,110)           (12,538)               -
BP PLC                                    (SONIA-1D)          10/03/17       (2,335)           (13,233)               -
British American Tobacco PLC              (SONIA-1D)          10/03/17          (46)            (2,947)               -
Bunzl PLC                                 (SONIA-1D)          10/03/17         (149)            (4,679)               -
Centrica PLC                              (SONIA-1D)          10/03/17       (3,517)           (11,258)               -
Cobham PLC                                (SONIA-1D)          10/03/17       (1,843)            (4,187)               -
Firstgroup PLC                            (SONIA-1D)          10/03/17       (1,036)            (1,380)               -
G4S PLC                                   (SONIA-1D)          10/03/17       (2,397)            (5,929)               -
GlaxoSmithKline PLC                       (SONIA-1D)          10/03/17         (109)            (2,443)               -
Hays PLC                                  (SONIA-1D)          10/03/17       (1,587)            (2,505)               -
International Consolidated Airlines
 Group SA                                 (SONIA-1D)          10/03/17       (1,091)            (5,881)               -
J Sainsbury PLC                           (SONIA-1D)          10/03/17       (3,318)            (9,881)               -
Lloyds Banking Group PLC                  (SONIA-1D)          10/03/17      (13,172)            (9,295)               -
Man Group PLC                             (SONIA-1D)          10/03/17         (306)              (471)               -
National Grid PLC                         (SONIA-1D)          10/03/17         (511)            (7,348)               -
Pearson PLC                               (SONIA-1D)          10/03/17       (1,057)           (12,378)               -
Rentokil Initial PLC                      (SONIA-1D)          10/03/17         (654)            (1,867)               -
Rio Tinto PLC                             (SONIA-1D)          10/03/17          (99)            (3,235)               -
Rolls-Royce Holdings PLC                  (SONIA-1D)          10/03/17         (999)           (10,492)               -
Royal Bank of Scotland Group PLC          (SONIA-1D)          10/03/17         (835)            (2,133)               -


                                                                      16


                                                                                               Winton Diversified Opportunities Fund
                                                                                                           July 31, 2016 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION               FUND            TERMINATION         CONTRACTS      NOTIONAL         UNREALIZED
                                      PAYS/(RECEIVES)        DATE                            AMOUNT $        APPRECIATION/
                                                                                                             (DEPRECIATION)
                                                                                                                    $
------------------------------------------------------------------------------------------------------------------------------------
Schroders PLC                          (SONIA-1D)          10/03/17              (16)           (556)               -
Severn Trent PLC                       (SONIA-1D)          10/03/17             (257)         (8,356)               -
Shire PLC                              (SONIA-1D)          10/03/17              (70)         (4,527)               -
Smith & Nephew PLC                     (SONIA-1D)          10/03/17              (70)         (1,155)               -
SSE PLC                                (SONIA-1D)          10/03/17             (682)        (13,727)               -
Standard Chartered PLC                 (SONIA-1D)          10/03/17             (188)         (1,509)               -
Standard Life PLC                      (SONIA-1D)          10/03/17             (804)         (3,233)               -
Tate & Lyle PLC                        (SONIA-1D)          10/03/17             (259)         (2,486)               -
Tesco PLC                              (SONIA-1D)          10/03/17           (1,052)         (2,179)               -
United Utilities Group PLC             (SONIA-1D)          10/03/17             (876)        (11,828)               -
Vodafone Group PLC                     (SONIA-1D)          10/03/17              (76)           (232)               -
Whitbread PLC                          (SONIA-1D)          10/03/17             (235)        (12,040)               -
Wolseley PLC                           (SONIA-1D)          10/03/17              (96)         (5,365)               -
Swedbank AB                            (STIBO-1W)          10/03/17               (3)            (63)               -
Tele2 AB                               (STIBO-1W)          10/03/17           (1,141)         (9,667)               -
TeliaSonera AB                         (STIBO-1W)          10/03/17             (112)           (513)               -
Volvo AB                               (STIBO-1W)          10/03/17              (71)           (759)               -
ABB Ltd                                (TOIS -1D)          10/03/17             (786)        (16,754)               -
Clariant AG                            (TOIS -1D)          10/03/17             (639)        (11,154)               -
Credit Suisse Group AG                 (TOIS -1D)          10/03/17              (55)           (635)               -
GAM Holding AG                         (TOIS -1D)          10/03/17             (221)         (2,435)               -
Geberit AG                             (TOIS -1D)          10/03/17              (20)         (7,740)               -
Givaudan SA                            (TOIS -1D)          10/03/17               (2)         (4,122)               -
Julius Baer Group Ltd                  (TOIS -1D)          10/03/17             (245)        (10,084)               -
Kuehne + Nagel International AG        (TOIS -1D)          10/03/17              (31)         (4,362)               -
LafargeHolcim Ltd                      (TOIS -1D)          10/03/17              (69)         (3,293)               -
Nestle SA                              (TOIS -1D)          10/03/17              (15)         (1,206)               -
Novartis AG                            (TOIS -1D)          10/03/17             (186)        (15,454)               -
Roche Holding AG                       (TOIS -1D)          10/03/17              (21)         (5,378)               -
SGS SA                                 (TOIS -1D)          10/03/17               (4)         (8,878)               -
Swisscom AG                            (TOIS -1D)          10/03/17              (34)        (16,785)               -
Zurich Insurance Group AG              (TOIS -1D)          10/03/17              (97)        (23,376)               -
                                                                                                                ========
                                                                                                                    -
                                                                                                                ========


EONIA - Euro Overnight Index Average
FEDEF - Federal Funds Rate
PLC - Public Limited Company
SONIA - Sterling Overnight Interbank Average Rate
STIBO - Stockholm Interbank Offered Rate
TOIS - Tom/Next Index Swaps Rate

For the period ended July 31, 2016, the notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period. As of July 31, 2016, the Fund's net assets were $11,688,885.

                                           Winton Diversified Opportunities Fund
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

A list of open futures contracts held by the Fund at July 31, 2016 are as follows:
--------------------------------------------------------------------------------
TYPE OF                      NUMBER OF      EXPIRATION       UNREALIZED
CONTRACT                     CONTRACTS         DATE         APPRECIATION/
                               LONG/                       (DEPRECIATION)
                              (SHORT)                            $
--------------------------------------------------------------------------------
3-Month Euro EURIBOR              5        Mar-2017             350
3-Month Euro EURIBOR              9        Jun-2017           1,485
3-Month Euro EURIBOR             10        Sep-2017           1,958
3-Month Euro EURIBOR             11        Dec-2017           4,862
3-Month Euro EURIBOR             11        Mar-2018           4,273
3-Month Euro EURIBOR             10        Jun-2018           6,431
3-Month Euro EURIBOR              9        Sep-2018           7,299
3-Month Euro EURIBOR              8        Dec-2018           5,981
3-Month Euro EURIBOR              8        Mar-2019           5,437
3-Month Euro EURIBOR              6        Jun-2019           3,414
3-Month Euro EURIBOR              2        Sep-2019             126
3-Month New Zealand Bill          1        Dec-2016              18
90-Day Bank Bill                 (1)       Sep-2016             (19)
90-Day Bank Bill                  2        Dec-2016              73
90-Day Bank Bill                  1        Mar-2017             132
90-Day Bank Bill                  2        Jun-2017             111
90-Day Euro$                      6        Mar-2017            (650)
90-Day Euro$                     10        Jun-2017              75
90-Day Euro$                     11        Sep-2017             375
90-Day Euro$                     11        Dec-2017           1,063
90-Day Euro$                     11        Mar-2018             775
90-Day Euro$                     10        Jun-2018           1,638
90-Day Euro$                      9        Sep-2018           2,025
90-Day Euro$                      8        Dec-2018           1,925
90-Day Euro$                      7        Mar-2019           1,937
90-Day Euro$                      5        Jun-2019           2,013
90-Day Euro$                      2        Sep-2019             375
90-Day Sterling                   5        Mar-2017           2,397
90-Day Sterling                   7        Jun-2017           3,485
90-Day Sterling                   8        Sep-2017           4,160
90-Day Sterling                   8        Dec-2017           4,635
90-Day Sterling                   8        Mar-2018           4,589
90-Day Sterling                   8        Jun-2018           3,794
90-Day Sterling                   7        Sep-2018           4,487
90-Day Sterling                   6        Dec-2018           5,064
90-Day Sterling                   5        Mar-2019           4,597

                                           Winton Diversified Opportunities Fund
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------
TYPE OF                     NUMBER OF      EXPIRATION       UNREALIZED
CONTRACT                    CONTRACTS         DATE         APPRECIATION/
                              LONG/                       (DEPRECIATION)
                             (SHORT)                           $
--------------------------------------------------------------------------------
90-Day Sterling                   4        Jun-2019           1,548
90-Day Sterling                   1        Sep-2019              49
AUD Currency                      5        Sep-2016             900
Australian 3-Year Bond           10        Sep-2016           2,780
Australian 10-Year Bond           7        Sep-2016          14,125
Bank Acceptance Future           (1)       Sep-2016            (133)
Bank Acceptance Future           (1)       Dec-2016              80
Brent Crude Oil                  (2)       Aug-2016           2,650
Brent Crude Oil                  (1)       Sep-2016           3,690
CAC40 10 Euro                     1        Aug-2016            (175)
CAD Currency                      3        Sep-2016          (1,440)
Canadian 10-Year Bond             1        Sep-2016           3,044
Canola                           (1)       Nov-2016             235
Cocoa                            (2)       Sep-2016           4,890
Cocoa                            (1)       Dec-2016           2,240
Cocoa (ICE)                       1        Sep-2016          (2,139)
Coffee 'C'                       (2)       Sep-2016          (4,219)
Coffee Robusta                   (1)       Sep-2016          (1,340)
Copper                           (1)       Sep-2016          (2,238)
Corn                            (10)       Sep-2016           7,600
Corn                             (4)       Dec-2016            (375)
Cotton No. 2                      2        Dec-2016           3,815
Cotton No. 2                      1        Mar-2017           4,525
DJIA E-MINI CBOT                  2        Sep-2016           2,035
E-MINI MSCI Emerging Index        2        Sep-2016           2,170
Euro Currency                   (22)       Sep-2016           5,794
Euro Stoxx 50                   (32)       Sep-2016         (54,065)
Euro-Bobl                        18        Sep-2016          22,014
Euro-BTP                          2        Sep-2016           5,217
Euro-Bund                        12        Sep-2016          57,011
Euro-Oat                          2        Sep-2016          11,994
Euro-Schatz                      26        Sep-2016           1,324
FTSE 100 Index                   (2)       Sep-2016         (13,070)
Gasoil Euro                      (1)       Sep-2016           2,000
Gasoil Euro                      (1)       Oct-2016           1,425
Gasoline RBOB                    (2)       Sep-2016           1,201
Gasoline RBOB                    (1)       Oct-2016           3,763
GBP Currency                    (17)       Sep-2016          41,837

                                           Winton Diversified Opportunities Fund
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------
TYPE OF                     NUMBER OF      EXPIRATION       UNREALIZED
CONTRACT                    CONTRACTS         DATE         APPRECIATION/
                              LONG/                       (DEPRECIATION)
                             (SHORT)                           $
--------------------------------------------------------------------------------
Gold 100 OZ                   10             Dec-2016          17,220
Hang Seng Index                1             Aug-2016            (947)
Japanese 10-Year Bond         17             Sep-2016          71,847
Kansas City Hard
 Red Wheat Future             (3)            Sep-2016           8,050
Kansas City Hard Red
 Wheat Future                 (1)            Dec-2016           2,187
Lean Hogs                      2             Aug-2016          (9,570)
Lean Hogs                      1             Oct-2016          (3,730)
Live Cattle                   (1)            Sep-2016           1,820
Live Cattle                   (1)            Nov-2016             380
Live Cattle                   (1)            Jan-2017             710
LME Copper                    (2)            Sep-2016          (5,838)
LME Lead                      (1)            Sep-2016             487
LME Nickel                     1             Sep-2016           1,608
LME Prime Aluminum             3             Sep-2016            (217)
Long Gilt                      3             Sep-2016           7,152
Mexican Peso                   5             Sep-2016          (1,335)
Mill Wheat                    (1)            Sep-2016            (231)
MSCI Sing Index                1             Aug-2016            (561)
MSCI Taiwan Index              3             Aug-2016             (60)
NASDAQ 100 E-MINI              4             Sep-2016          16,018
Natural Gas                   (2)            Sep-2016          (3,740)
Natural Gas                   (1)            Oct-2016          (2,290)
New Zealand Future             1             Sep-2016           1,180
NY Harbor                     (1)            Sep-2016           4,775
NY Harbor                     (1)            Oct-2016             126
OMX Index                      1             Aug-2016              81
Red Wheat                     (1)            Sep-2016           2,462
Russell 2000 Index E-MINI     (4)            Sep-2016         (36,580)
S&P 500 Index EMINI          (21)            Sep-2016        (106,880)
S&P Mid 400 Index E-MINI       1             Sep-2016           1,260
S&P TSX 60 Index               1             Sep-2016             601
SGX CNX Nifty Index            1             Aug-2016             206
Short Euro-BTP Future          1             Sep-2016             143
Silver                         3             Sep-2016          30,170
Soybean                        4             Nov-2016          (7,525)
Soybean                        2             Jan-2017              38
Soybean Meal                   1             Sep-2016          (3,090)
Soybean Meal                   1             Dec-2016          (3,830)

                                           Winton Diversified Opportunities Fund
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
-------------------------------------------------------------------------------
TYPE OF                            NUMBER OF      EXPIRATION       UNREALIZED
CONTRACT                           CONTRACTS         DATE         APPRECIATION/
                                     LONG/                       (DEPRECIATION)
                                    (SHORT)                           $
--------------------------------------------------------------------------------
Soybean Oil                         (2)            Sep-2016            (552)
Soybean Oil                         (1)            Dec-2016            (438)
SPI 200 Index                        2             Sep-2016           7,022
Sugar #11                            3             Dec-2016          (3,102)
Sugar #11                            2             May-2017            (302)
U.S. 10-Year Treasury Note          18             Sep-2016          46,437
U.S. 2-Year Treasury Note          (10)            Oct-2016          (8,328)
U.S. 5-Year Treasury Note           (7)            Oct-2016          (5,797)
U. S. Long Treasury Bond             9             Sep-2016          71,789
U.S. Ultra Long Treasury Bond        6             Sep-2016          65,031
Wheat                               (3)            Sep-2016          10,838
Wheat                               (2)            Dec-2016           5,988
WTI Crude Oil                       (3)            Sep-2016          10,300
WTI Crude Oil                       (2)            Oct-2016           7,300
                                                                    =======
                                                                    409,735
                                                                    =======

AUD - Australian Dollar                                             LME - London Metal Exchange
Bobl - German Federal Obligations                                   MSCI - Morgan Stanley Capital International
BTP - Long Italian Bond                                             Oat - Obligations Assimilables du Tresor (French Government)
CAC - Cotation Assistee en Continu (Paris Stock Exchange)           OMX - Stockholm Stock Exchange
CAD - Canadian Dollar                                               OZ - Ounce
CBOT - Chicago Board of Trade                                       RBOB - Reformulated Blendstock for Oxygenated Blending
CNX - Crisil NSE Index (National Stock Exchange of India)           S&P - Standard & Poors
DJIA - Dow Jones Industrial Average                                 SGX - Singapore Exchange
EURIBOR - Euro Interbank Offered Rate                               Schatz - Short-term German Federal Obligations
E-MINI - Futures contract 1/5 the size of a standard contract       SPI - Share Price Index
FTSE - Financial Times Stock Exchange                               TSX - Toronto Stock Exchange
GBP - British Pound                                                 WTI - West Texas Intermediate
ICE - Intercontinental Exchange

For the period ended July 31, 2016, the total number of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type during the period. As of July 31, 2016, the Fund's net assets were $11,688,885.

                                           Winton Diversified Opportunities Fund
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

The following shows the levels of inputs used as of July 31, 2016, in valuing the Fund's financial instruments carried at fair value:
--------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS             LEVEL 1       LEVEL 2      LEVEL 3    TOTAL
                                     $            $            $          $
--------------------------------------------------------------------------------
  Futures Contracts
     Unrealized appreciation      694,541          -            -       694,541
     Unrealized depreciation     (284,806)         -            -      (284,806)
  Equity Swaps*
     Unrealized appreciation            -          -            -             -
     Unrealized depreciation            -          -            -             -
                                  ==========   =========   =======    =========
Total Financial Instruments       409,735          -            -       409,735
                                  ==========   =========   =======    =========


* Equity swaps reflect a fair value of $0 at the close of business on July 31, 2016 as the monthly realization of gains and losses on these positions was crystallized on July 31, 2016, upon the monthly re-set. The cumulative net realized gain for the period ended July 31, 2016 was $188,320.

                                           Winton Diversified Opportunities Fund
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONCLUDED

For the period ended July 31, 2016, there were no transfers between Levels.

For the period ended July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

WIN-QH-002-0200

Item 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Winton Diversified Opportunities Fund

                                           /s Michael Beattie
By (Signature and Title)                   _____________________________________
                                           Michael Beattie
                                           President

Date: September 16, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                           /s/ Michael Beattie
By (Signature and Title)                   _____________________________________
                                           Michael Beattie
                                           President

Date: September 16, 2016

                                           /s/  Stephen Connors
By (Signature and Title)                   _____________________________________
                                           Stephen Connors
                                           Treasurer, Controller & CFO

Date: September 16, 2016